Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable pursuant to the Restated 2021 Plan.
Amount Registered | shares	38,000,000
Proposed Maximum Offering Price per Unit	101.88
Maximum Aggregate Offering Price	$ 3,871,440,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 534,645.86
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s Amended and Restated 2021 Equity Incentive Plan (the “Restated 2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the outstanding shares of the Registrant’s common stock.
Represents shares of Common Stock reserved for issuance under the Restated 2021 Plan.
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on July 20, 2026.